Pay vs Performance Disclosure - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,266,933	¥ 1,325,869	¥ 381,798